Label	Element	Value
Amendment Flag	dei_AmendmentFlag	false
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2015
Registrant Name	dei_EntityRegistrantName	Brookfield Investment Funds
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 22, 2015
Document Type	dei_DocumentType	497
Central Index Key	dei_EntityCentralIndexKey	0001520738
Brookfield Global Listed Infrastructure Fund | Class A (Brookfield Global Listed Infrastructure Fund)
Trading Symbol	dei_TradingSymbol	BGLAX
Brookfield Global Listed Infrastructure Fund | Class C (Brookfield Global Listed Infrastructure Fund)
Trading Symbol	dei_TradingSymbol	BGLCX
Brookfield Global Listed Infrastructure Fund | Class I (Brookfield Global Listed Infrastructure Fund)
Trading Symbol	dei_TradingSymbol	BGLIX
Brookfield Global Listed Infrastructure Fund | Class Y (Brookfield Global Listed Infrastructure Fund)
Trading Symbol	dei_TradingSymbol	BGLYX
Brookfield Global Listed Real Estate Fund | Class C (Brookfield Global Listed Real Estate Fund)
Trading Symbol	dei_TradingSymbol	BLRCX
Brookfield Global Listed Real Estate Fund | Class I (Brookfield Global Listed Real Estate Fund)
Trading Symbol	dei_TradingSymbol	BLRIX
Brookfield Global Listed Real Estate Fund | Class Y (Brookfield Global Listed Real Estate Fund)
Trading Symbol	dei_TradingSymbol	BLRYX
Brookfield Global Listed Real Estate Fund | Class A (Brookfield Global Listed Real Estate Fund)
Trading Symbol	dei_TradingSymbol	BLRAX